LONG-TERM ACCOUNTS RECEIVABLE (Details)		12 Months Ended
	Aug. 18, 2022 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Aug. 18, 2022 USD ($)	Aug. 18, 2022 CNY (¥)
Accounts Receivable, after Allowance for Credit Loss, Noncurrent [Abstract]
Number of customers whose accounts receivable are sold	144
Aggregated amount of accounts receivable sold (in Yuan Renminbi) | ¥	¥ 65,776,506
Amount payable by buyer of accounts receivable (in Yuan Renminbi) | ¥							¥ 62,487,681
Percentage of transferred accounts receivable value payable by buyer	95.00%
Long-term accounts receivable		$ 5,371,315	$ 5,379,311			$ 7,522,188
Gain on accounts receivable factoring		421,408	832,836	$ 1,630,442	$ 1,602,500
Interest expense		$ 459,461	$ 478,733	$ 359,051	$ 1,151,453